1940 Act
Rule 30b2-1

VIA EDGAR

March 11, 2021

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Nassau Life Variable Accumulation Account File No. 811-03488, CIK 0000703321 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), the referenced separate account, a unit investment trust registered under the Act, mailed to its contract owners reports for the underlying management investment companies listed in the table below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, each investment company listed below filed a report on Form N-CSR with the Securities and Exchange Commission on the dates indicated. These filings are hereby incorporated by reference.

Investment Company	CIK	Date Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	2021-02-26
The Alger Portfolios	0000832566	2021-03-05
AB Variable Products Series Fund, Inc.	0000825316	2021-02-24
ALPS Variable Investment Trust	0001382990	2021-03-03
Anchor Series Trust	0000726735	2021-03-09
Calvert Variable Products, Inc.	0000743773	2021-02-25
Deutsche Investments VIT Funds	0001006373	2021-02-26
Federated Insurance Series	0000912577	2021-02-23
Franklin Templeton Variable Insurance Products Trust	0000837274	2021-02-26
Franklin Templeton Variable Insurance Products Trust-TIP (Class 1)	0000837274	2021-02-26
Lazard Retirement Series, Inc.	0001033669	2021-03-01
Lord Abbett Series Fund, Inc.	0000855396	2021-02-23
Neuberger Berman Advisers Management Trust - Class S	0000736913	2021-02-23
Oppenheimer Variable Account Funds-Service Shares	0000896435	2021-02-26
PIMCO Variable Insurance Trust-Advisor Class	0001047304	2021-02-26
Rydex Variable Trust	0001064046	2021-03-05
Touchstone Variable Series Trust	0000920547	2021-03-03
Variable Insurance Products	0000356494	2021-02-18
Variable Insurance Products Fund II	0000831016	2021-02-18
Variable Insurance Products Fund III	0000927384	2021-02-19
Variable Insurance Products Fund V	0000823535	2021-02-19
Virtus Variable Insurance Trust	0000792359	2021-03-09
Wanger Advisors Trust	0000929521	2021-03-02

/s/	William Moorcroft
William Moorcroft
Chief Compliance Officer
Nassau Life Insurance Company